Inventories (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Inventories
Raw materials	$ 432		$ 660
Finished goods	10,255		12,162
Total	10,687		$ 12,822
Movements on the provision for excess and obsolete inventories
As at January 1	160	$ 25
Decrease due to sale or write-off	(13)	(20)
Exchange difference	3	(1)
As at June 30	$ 150	$ 4